Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 543,000			$ 0			$ 5,980,000	$ 0
Operating Expenses [Abstract]
Selling, general and administrative expenses	25,401,000			5,742,000			84,357,000	8,435,000	$ 16,295,000	$ 2,717,000
Depreciation	2,752,000			51,000			6,887,000	66,000	176,000	16,000
Total operating expenses	25,401,000			5,742,000			84,357,000	8,435,000	16,471,000	2,733,000
Loss from operations	(32,340,000)			(5,742,000)			(108,378,000)	(8,435,000)	(16,471,000)	(2,733,000)
Nonoperating Income (Expense) [Abstract]
Amortization of development fee with a related party									(406,000)	(350,000)
Loss on SAFE Note revaluation										(345,000)
Interest expense from related parties	0			(64,000)			(658,000)	(90,000)	(1,423,000)	(28,000)
Other	113,000			(13,000)			574,000	(13,000)	49,000	10,000
Loss before income taxes	(17,251,000)			(5,683,000)			(77,260,000)	(8,130,000)	(17,439,000)	(2,746,000)
Income tax expense	(17,000)			0			(539,000)	0	(9,000)
Net loss	$ (17,268,000)	$ (32,016,000)	$ (28,515,000)	$ (5,683,000)	$ (1,629,000)	$ (818,000)	$ (77,799,000)	$ (8,130,000)	$ (17,448,000)	$ (2,746,000)
Net loss per common share, basic (in dollars per share)	$ (0.17)			$ (0.14)			$ (0.83)	$ (0.23)	$ (0.46)	$ (0.11)
Net loss per common share, diluted (in dollars per share)	$ (0.17)			$ (0.14)			$ (0.83)	$ (0.23)	$ (0.46)	$ (0.11)
Weighted-average common shares outstanding, basic (in shares)	100,437,000			41,558,000			93,823,000	35,960,000	38,072,000	25,571,000
Weighted-average common shares outstanding, diluted (in shares)	100,437,000			41,558,000			93,823,000	35,960,000	38,072	25,571